THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

October 26, 2007

EDGAR CORRESPONDENCE

Linda B. Stirling, Esq.

Senior Counsel

Securities and Exchange Commission

Division of Investment Management

450 5th Street, NW, 5-6

Washington, DC 20549

Re: Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Linda:

Enclosed for filing please find Post-Effective Amendment No. 101 (“PEA No. 101”) to the registration statement on Form N-1A for Unified Series Trust registering two new series of the Trust: 3 to 1 Diversified Equity Fund and 3 to 1 Strategic Income Fund (collectively, the “Funds”).

The Funds are to be managed using a “manager of managers” approach by Envestnet Asset Management, Inc., their adviser. We will shortly submit, on behalf of the Trust and Envestnet, an application for an exemption pursuant to Section 6(c) of the Investment Company Act of 1940 from certain requirements of Section 15(a) of the Act, including the requirements to obtain shareholder approval prior to retaining new sub-advisers. Except for the following sections, the Funds’ combined prospectus and SAI conforms to the prospectus and SAI used by each other series of the Trust. We hereby request that the SEC staff selectively review only those sections that vary from the standard format and that are unique to the Funds, which are as follows:

PROSPECTUS

Overview
Risk/Return Summary (for each Fund)
Summary of Principal Risks
Fees and Expenses of Investing in the Funds
Management of the Funds

SAI
Additional Information About the Funds’ Investments and Risk Considerations
Investment Management
Proxy Voting Policy
Distribution Plans

If you have any questions regarding the Fund, please contact me at (314) 552-6295.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Dee Anne Sjögren

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